Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Gabelli Equity Series Funds Inc
Entity Central Index Key	0000877670
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000002851
Shareholder Report [Line Items]
Fund Name	The Gabelli Equity Income Fund
Class Name	Class AAA
Trading Symbol	GABEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Equity Income Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Equity Income Fund - Class AAA	$71	1.43%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.43%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Equity Income Fund - Class AAA	S&P 500 Index	Lipper Equity Income Fund Average
3/15	10,000	10,000	10,000
3/16	9,574	10,178	9,944
3/17	10,855	11,926	11,544
3/18	11,716	13,594	12,581
3/19	11,993	14,885	13,454
3/20	9,754	13,846	11,725
3/21	15,292	21,649	17,333
3/22	16,881	25,037	19,720
3/23	16,694	23,101	18,824
3/24	18,628	30,004	22,305
3/25	19,187	32,480	23,998

Average Annual Return [Table Text Block]
	6 months	1 Year	5 Year	10 Year
The Gabelli Equity Income Fund - Class AAA	(1.04)%	3.00%	14.49%	6.73%
S&P 500 Index	(1.97)%	8.25%	18.59%	12.50%
Lipper Equity Income Fund Average	(0.15)%	7.59%	15.40%	9.15%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 434,648,774
Holdings Count | Holding	213
Advisory Fees Paid, Amount	$ 2,305,091
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$434,648,774 Number of Portfolio Holdings213 Portfolio Turnover Rate0% Management Fees$2,305,091
Holdings [Text Block]

Top 10 Holdings (% of net assets)

The Bank of New York Mellon Corp.	4.9%
Genuine Parts Co.	3.9%
GATX Corp.	3.0%
Deere & Co.	2.8%
State Street Corp.	2.3%
National Fuel Gas Co.	2.0%
Microsoft Corp.	2.0%
Mueller Industries Inc.	2.0%
Crane Co.	2.0%
Hess Corp.	1.7%

Portfolio Weighting (% of net assets)

Common Stocks	99.7%
Other Assets and Liabilities (Net)	0.3%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	15.9%
Food and Beverage	14.2%
Equipment and Supplies	6.5%
Diversified Industrial	6.0%
Retail	5.2%
Telecommunications	4.8%
Health Care	4.8%
Automotive: Parts and Accessories	4.1%
Other Industry sectors	38.2%
Other Assets and Liabilities (Net)	0.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000243164
Shareholder Report [Line Items]
Fund Name	The Gabelli Equity Income Fund
Class Name	Class C
Trading Symbol	GEICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Equity Income Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Equity Income Fund - Class C	$108	2.18%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	2.18%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Equity Income Fund - Class C	The Gabelli Equity Income Fund - Class C (includes sales charge)	S&P 500 Index	Lipper Equity Income Fund Average
3/15	10,000	10,000	10,000	10,000
3/16	9,504	9,409	10,178	9,944
3/17	10,694	10,493	11,926	11,544
3/18	11,453	11,132	13,594	12,581
3/19	11,640	11,203	14,885	13,454
3/20	9,386	8,943	13,846	11,725
3/21	14,611	13,833	21,649	17,333
3/22	16,027	15,035	25,037	19,720
3/23	15,708	14,588	23,101	18,824
3/24	17,391	16,005	30,004	22,305
3/25	17,821	16,241	32,480	23,998

Average Annual Return [Table Text Block]
	6 months	1 Year	5 Year	10 Year
The Gabelli Equity Income Fund - Class C	(1.25)%	2.47%	13.68%	5.95%
The Gabelli Equity Income Fund - Class C (includes sales charge)	(2.24)%	1.47%	13.68%	5.95%
S&P 500 Index	(1.97)%	8.25%	18.59%	12.50%
Lipper Equity Income Fund Average	(0.15)%	7.59%	15.40%	9.15%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 434,648,774
Holdings Count | Holding	213
Advisory Fees Paid, Amount	$ 2,305,091
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$434,648,774 Number of Portfolio Holdings213 Portfolio Turnover Rate0% Management Fees$2,305,091
Holdings [Text Block]

Top 10 Holdings (% of net assets)

The Bank of New York Mellon Corp.	4.9%
Genuine Parts Co.	3.9%
GATX Corp.	3.0%
Deere & Co.	2.8%
State Street Corp.	2.3%
National Fuel Gas Co.	2.0%
Microsoft Corp.	2.0%
Mueller Industries Inc.	2.0%
Crane Co.	2.0%
Hess Corp.	1.7%

Portfolio Weighting (% of net assets)

Common Stocks	99.7%
Other Assets and Liabilities (Net)	0.3%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	15.9%
Food and Beverage	14.2%
Equipment and Supplies	6.5%
Diversified Industrial	6.0%
Retail	5.2%
Telecommunications	4.8%
Health Care	4.8%
Automotive: Parts and Accessories	4.1%
Other Industry sectors	38.2%
Other Assets and Liabilities (Net)	0.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000061072
Shareholder Report [Line Items]
Fund Name	The Gabelli Equity Income Fund
Class Name	Class I
Trading Symbol	GCIEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Equity Income Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Equity Income Fund - Class I	$59	1.18%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.18%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Equity Income Fund - Class I	S&P 500 Index	Lipper Equity Income Fund Average
3/15	10,000	10,000	10,000
3/16	9,597	10,178	9,944
3/17	10,908	11,926	11,544
3/18	11,803	13,594	12,581
3/19	12,115	14,885	13,454
3/20	9,873	13,846	11,725
3/21	15,526	21,649	17,333
3/22	17,181	25,037	19,720
3/23	17,027	23,101	18,824
3/24	19,038	30,004	22,305
3/25	19,677	32,480	23,998

Average Annual Return [Table Text Block]
	6 months	1 Year	5 Year	10 Year
The Gabelli Equity Income Fund - Class I	(0.85)%	3.36%	14.79%	7.00%
S&P 500 Index	(1.97)%	8.25%	18.59%	12.50%
Lipper Equity Income Fund Average	(0.15)%	7.59%	15.40%	9.15%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 434,648,774
Holdings Count | Holding	213
Advisory Fees Paid, Amount	$ 2,305,091
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$434,648,774 Number of Portfolio Holdings213 Portfolio Turnover Rate0% Management Fees$2,305,091
Holdings [Text Block]

Top 10 Holdings (% of net assets)

The Bank of New York Mellon Corp.	4.9%
Genuine Parts Co.	3.9%
GATX Corp.	3.0%
Deere & Co.	2.8%
State Street Corp.	2.3%
National Fuel Gas Co.	2.0%
Microsoft Corp.	2.0%
Mueller Industries Inc.	2.0%
Crane Co.	2.0%
Hess Corp.	1.7%

Portfolio Weighting (% of net assets)

Common Stocks	99.7%
Other Assets and Liabilities (Net)	0.3%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	15.9%
Food and Beverage	14.2%
Equipment and Supplies	6.5%
Diversified Industrial	6.0%
Retail	5.2%
Telecommunications	4.8%
Health Care	4.8%
Automotive: Parts and Accessories	4.1%
Other Industry sectors	38.2%
Other Assets and Liabilities (Net)	0.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000002850
Shareholder Report [Line Items]
Fund Name	The Gabelli Equity Income Fund
Class Name	Class A
Trading Symbol	GCAEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Equity Income Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Equity Income Fund - Class A	$71	1.43%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.43%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Equity Income Fund - Class A	The Gabelli Equity Income Fund - Class A (includes sales charge)	S&P 500 Index	Lipper Equity Income Fund Average
3/15	10,000	10,000	10,000	10,000
3/16	9,572	9,022	10,178	9,944
3/17	10,854	9,642	11,926	11,544
3/18	11,710	9,804	13,594	12,581
3/19	11,988	9,460	14,885	13,454
3/20	9,749	7,251	13,846	11,725
3/21	15,291	10,718	21,649	17,333
3/22	16,875	11,148	25,037	19,720
3/23	16,694	10,394	23,101	18,824
3/24	18,609	10,921	30,004	22,305
3/25	19,202	10,621	32,480	23,998

Average Annual Return [Table Text Block]
	6 months	1 Year	5 Year	10 Year
The Gabelli Equity Income Fund - Class A	(0.89)%	3.19%	14.53%	6.75%
The Gabelli Equity Income Fund - Class A (includes sales charge)	(6.59)%	(2.75)%	13.18%	6.12%
S&P 500 Index	(1.97)%	8.25%	18.59%	12.50%
Lipper Equity Income Fund Average	(0.15)%	7.59%	15.40%	9.15%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 434,648,774
Holdings Count | Holding	213
Advisory Fees Paid, Amount	$ 2,305,091
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$434,648,774 Number of Portfolio Holdings213 Portfolio Turnover Rate0% Management Fees$2,305,091
Holdings [Text Block]

Top 10 Holdings (% of net assets)

The Bank of New York Mellon Corp.	4.9%
Genuine Parts Co.	3.9%
GATX Corp.	3.0%
Deere & Co.	2.8%
State Street Corp.	2.3%
National Fuel Gas Co.	2.0%
Microsoft Corp.	2.0%
Mueller Industries Inc.	2.0%
Crane Co.	2.0%
Hess Corp.	1.7%

Portfolio Weighting (% of net assets)

Common Stocks	99.7%
Other Assets and Liabilities (Net)	0.3%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	15.9%
Food and Beverage	14.2%
Equipment and Supplies	6.5%
Diversified Industrial	6.0%
Retail	5.2%
Telecommunications	4.8%
Health Care	4.8%
Automotive: Parts and Accessories	4.1%
Other Industry sectors	38.2%
Other Assets and Liabilities (Net)	0.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000203681
Shareholder Report [Line Items]
Fund Name	The Gabelli Global Financial Services Fund
Class Name	Class A
Trading Symbol	GGFSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Global Financial Services Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Financial Services Fund - Class A	$65	1.25%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.25%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Global Financial Services Fund - Class A	The Gabelli Global Financial Services Fund - Class A (includes sales charge)	S&P 500 Index	MSCI World Financials Index	S&P 500 Financials Index
10/18	10,000	10,000	10,000	10,000	10,000
3/19	9,099	8,575	11,240	11,098	11,176
3/20	6,170	5,481	10,455	8,822	9,259
3/21	11,313	9,472	16,347	14,328	15,509
3/22	11,793	9,306	18,905	16,035	17,788
3/23	11,839	8,805	17,444	14,497	15,255
3/24	15,494	10,861	22,656	19,035	20,373
3/25	18,798	12,420	24,525	23,297	24,484

Average Annual Return [Table Text Block]
	6 months	1 Year	5 Year	Since Inception (10/01/2018)
The Gabelli Global Financial Services Fund - Class A	8.20%	21.32%	24.96%	10.20%
The Gabelli Global Financial Services Fund - Class A (includes sales charge)	1.98%	14.35%	23.49%	9.20%
S&P 500 Index	(1.97)%	8.25%	18.59%	12.40%
MSCI World Financials Index	10.58%	22.39%	21.43%	10.98%
S&P 500 Financials Index	10.86%	20.18%	21.47%	11.76%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 52,068,579
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 147,569
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$52,068,579 Number of Portfolio Holdings51 Portfolio Turnover Rate3% Management Fees$147,569
Holdings [Text Block]

Top 10 Holdings (% of net assets)

First American Financial Corp.	3.9%
The Bank of New York Mellon Corp.	3.8%
First Citizens BancShares Inc.	3.6%
Commerzbank AG	3.6%
Capital One Financial Corp.	3.6%
Cavco Industries Inc.	3.4%
TrustCo Bank Corp. NY	3.2%
Standard Chartered plc	3.1%
E-L Financial Corp. Ltd.	3.0%
Diamond Hill Investment Group Inc.	3.0%

Portfolio Weighting (% of net assets)

Common Stocks	93.4%
U.S. Government Obligations	6.4%
Other Assets and Liabilities (Net)	0.2%

Industry Allocation (% of net assets)

Industry Weighting	.
Banks	25.5%
Diversified Banks	14.1%
Insurance	11.8%
Investment Management	8.5%
U.S. Government Obligations	6.4%
Institutional Trust, Fiduciary, and Custody	6.2%
Automobiles	5.8%
Consumer Finance	5.0%
Other Industry sectors	16.5%
Other Assets and Liabilities (Net)	0.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000203683
Shareholder Report [Line Items]
Fund Name	The Gabelli Global Financial Services Fund
Class Name	Class C
Trading Symbol	GCFSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Global Financial Services Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Financial Services Fund - Class C	$102	1.97%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.97%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Global Financial Services Fund - Class C	The Gabelli Global Financial Services Fund - Class C (includes sales charge)	S&P 500 Index	MSCI World Financials Index	S&P 500 Financials Index
10/18	10,000	10,000	10,000	10,000	10,000
3/19	9,061	8,970	11,240	11,098	11,176
3/20	6,092	5,970	10,455	8,822	9,259
3/21	11,077	10,797	16,347	14,328	15,509
3/22	11,463	11,065	18,905	16,035	17,788
3/23	11,412	10,905	17,444	14,497	15,255
3/24	14,815	14,049	22,656	19,035	20,373
3/25	17,852	16,788	24,525	23,297	24,484

Average Annual Return [Table Text Block]
	6 months	1 Year	5 Year	Since Inception (10/01/2018)
The Gabelli Global Financial Services Fund - Class C	7.91%	20.50%	23.99%	9.33%
The Gabelli Global Financial Services Fund - Class C (includes sales charge)	6.91%	19.50%	23.99%	9.33%
S&P 500 Index	(1.97)%	8.25%	18.59%	12.40%
MSCI World Financials Index	10.58%	22.39%	21.43%	10.98%
S&P 500 Financials Index	10.86%	20.18%	21.47%	11.76%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 52,068,579
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 147,569
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$52,068,579 Number of Portfolio Holdings51 Portfolio Turnover Rate3% Management Fees$147,569
Holdings [Text Block]

Top 10 Holdings (% of net assets)

First American Financial Corp.	3.9%
The Bank of New York Mellon Corp.	3.8%
First Citizens BancShares Inc.	3.6%
Commerzbank AG	3.6%
Capital One Financial Corp.	3.6%
Cavco Industries Inc.	3.4%
TrustCo Bank Corp. NY	3.2%
Standard Chartered plc	3.1%
E-L Financial Corp. Ltd.	3.0%
Diamond Hill Investment Group Inc.	3.0%

Portfolio Weighting (% of net assets)

Common Stocks	93.4%
U.S. Government Obligations	6.4%
Other Assets and Liabilities (Net)	0.2%

Industry Allocation (% of net assets)

Industry Weighting	.
Banks	25.5%
Diversified Banks	14.1%
Insurance	11.8%
Investment Management	8.5%
U.S. Government Obligations	6.4%
Institutional Trust, Fiduciary, and Custody	6.2%
Automobiles	5.8%
Consumer Finance	5.0%
Other Industry sectors	16.5%
Other Assets and Liabilities (Net)	0.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000203680
Shareholder Report [Line Items]
Fund Name	The Gabelli Global Financial Services Fund
Class Name	Class I
Trading Symbol	GFSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Global Financial Services Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Financial Services Fund - Class I	$52	1.00%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.00%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Global Financial Services Fund - Class I	S&P 500 Index	MSCI World Financials Index	S&P 500 Financials Index
10/18	10,000	10,000	10,000	10,000
3/19	9,109	11,240	11,098	11,176
3/20	6,190	10,455	8,822	9,259
3/21	11,359	16,347	14,328	15,509
3/22	11,872	18,905	16,035	17,788
3/23	11,940	17,444	14,497	15,255
3/24	15,659	22,656	19,035	20,373
3/25	19,051	24,525	23,297	24,484

Average Annual Return [Table Text Block]
	6 months	1 Year	5 Year	Since Inception (10/01/2018)
The Gabelli Global Financial Services Fund - Class I	8.38%	21.66%	25.21%	10.43%
S&P 500 Index	(1.97)%	8.25%	18.59%	12.40%
MSCI World Financials Index	10.58%	22.39%	21.43%	10.98%
S&P 500 Financials Index	10.86%	20.18%	21.47%	11.76%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 52,068,579
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 147,569
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$52,068,579 Number of Portfolio Holdings51 Portfolio Turnover Rate3% Management Fees$147,569
Holdings [Text Block]

Top 10 Holdings (% of net assets)

First American Financial Corp.	3.9%
The Bank of New York Mellon Corp.	3.8%
First Citizens BancShares Inc.	3.6%
Commerzbank AG	3.6%
Capital One Financial Corp.	3.6%
Cavco Industries Inc.	3.4%
TrustCo Bank Corp. NY	3.2%
Standard Chartered plc	3.1%
E-L Financial Corp. Ltd.	3.0%
Diamond Hill Investment Group Inc.	3.0%

Portfolio Weighting (% of net assets)

Common Stocks	93.4%
U.S. Government Obligations	6.4%
Other Assets and Liabilities (Net)	0.2%

Industry Allocation (% of net assets)

Industry Weighting	.
Banks	25.5%
Diversified Banks	14.1%
Insurance	11.8%
Investment Management	8.5%
U.S. Government Obligations	6.4%
Institutional Trust, Fiduciary, and Custody	6.2%
Automobiles	5.8%
Consumer Finance	5.0%
Other Industry sectors	16.5%
Other Assets and Liabilities (Net)	0.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000203682
Shareholder Report [Line Items]
Fund Name	The Gabelli Global Financial Services Fund
Class Name	Class AAA
Trading Symbol	GAFSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Global Financial Services Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Financial Services Fund - Class AAA	$65	1.25%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.25%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Global Financial Services Fund - Class AAA	S&P 500 Index	MSCI World Financials Index	S&P 500 Financials Index
10/18	10,000	10,000	10,000	10,000
3/19	9,094	11,240	11,098	11,176
3/20	6,170	10,455	8,822	9,259
3/21	11,288	16,347	14,328	15,509
3/22	11,767	18,905	16,035	17,788
3/23	11,810	17,444	14,497	15,255
3/24	15,450	22,656	19,035	20,373
3/25	18,755	24,525	23,297	24,484

Average Annual Return [Table Text Block]
	6 months	1 Year	5 Year	Since Inception (10/01/2018)
The Gabelli Global Financial Services Fund - Class AAA	8.29%	21.39%	24.90%	10.16%
S&P 500 Index	(1.97)%	8.25%	18.59%	12.40%
MSCI World Financials Index	10.58%	22.39%	21.43%	10.98%
S&P 500 Financials Index	10.86%	20.18%	21.47%	11.76%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 52,068,579
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 147,569
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$52,068,579 Number of Portfolio Holdings51 Portfolio Turnover Rate3% Management Fees$147,569
Holdings [Text Block]

Top 10 Holdings (% of net assets)

First American Financial Corp.	3.9%
The Bank of New York Mellon Corp.	3.8%
First Citizens BancShares Inc.	3.6%
Commerzbank AG	3.6%
Capital One Financial Corp.	3.6%
Cavco Industries Inc.	3.4%
TrustCo Bank Corp. NY	3.2%
Standard Chartered plc	3.1%
E-L Financial Corp. Ltd.	3.0%
Diamond Hill Investment Group Inc.	3.0%

Portfolio Weighting (% of net assets)

Common Stocks	93.4%
U.S. Government Obligations	6.4%
Other Assets and Liabilities (Net)	0.2%

Industry Allocation (% of net assets)

Industry Weighting	.
Banks	25.5%
Diversified Banks	14.1%
Insurance	11.8%
Investment Management	8.5%
U.S. Government Obligations	6.4%
Institutional Trust, Fiduciary, and Custody	6.2%
Automobiles	5.8%
Consumer Finance	5.0%
Other Industry sectors	16.5%
Other Assets and Liabilities (Net)	0.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000002861
Shareholder Report [Line Items]
Fund Name	The Gabelli Focused Growth and Income Fund
Class Name	Class AAA
Trading Symbol	GWSVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Focused Growth and Income Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Focused Growth and Income Fund - Class AAA	$84	1.67%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.67%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Focused Growth and Income Fund - Class AAA	S&P 500 Index	S&P Midcap 400
3/15	10,000	10,000	10,000
3/16	8,581	10,178	9,640
3/17	9,244	11,926	11,657
3/18	9,389	13,594	12,935
3/19	8,429	14,885	13,270
3/20	6,495	13,846	10,283
3/21	11,384	21,649	18,866
3/22	13,150	25,037	19,732
3/23	11,458	23,101	18,721
3/24	13,176	30,004	23,089
3/25	14,580	32,480	22,463

Average Annual Return [Table Text Block]
	6 months	1 Year	5 Year	10 Year
The Gabelli Focused Growth and Income Fund - Class AAA	2.66%	10.65%	17.55%	3.84%
S&P 500 Index	(1.97)%	8.25%	18.59%	12.50%
S&P Midcap 400	(5.78)%	(2.71)%	16.91%	8.43%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 48,427,239
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 135,398
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$48,427,239 Number of Portfolio Holdings36 Portfolio Turnover Rate20% Management Fees$135,398
Holdings [Text Block]

Top 10 Holdings (% of net assets)

VICI Properties Inc.	8.6%
Energy Transfer LP	8.5%
AT&T Inc.	8.0%
Enterprise Products Partners LP	7.6%
Franklin BSP Realty Trust Inc.	7.0%
Blackstone Mortgage Trust Inc.	5.6%
XPLR Infrastructure LP	4.7%
Dana Inc.	4.2%
Maple Leaf Foods Inc.	4.2%
QVC Group Inc.	4.1%

Portfolio Weighting (% of net assets)

Common Stocks	91.5%
Preferred Stocks	7.9%
U.S. Government Obligations	0.2%
Other Assets and Liabilities (Net)	0.4%

Industry Allocation (% of net assets)

Industry Weighting	.
Energy and Utilities	31.7%
Real Estate Investment Trusts	24.0%
Telecommunications	10.9%
Financial Services	6.8%
Food and Beverage	5.5%
Automotive: Parts and Accessories	5.0%
Health Care	4.3%
Retail	4.1%
Other Industry sectors	7.3%
Other Assets and Liabilities (Net)	0.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000002860
Shareholder Report [Line Items]
Fund Name	The Gabelli Focused Growth and Income Fund
Class Name	Class C
Trading Symbol	GWSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Focused Growth and Income Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Focused Growth and Income Fund - Class C	$122	2.42%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	2.42%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Focused Growth and Income Fund - Class C	The Gabelli Focused Growth and Income Fund - Class C (includes sales charge)	S&P 500 Index	S&P Midcap 400
3/15	10,000	10,000	10,000	10,000
3/16	8,520	8,435	10,178	9,640
3/17	9,112	8,937	11,926	11,657
3/18	9,182	8,916	13,594	12,935
3/19	8,179	7,863	14,885	13,270
3/20	6,257	5,955	13,846	10,283
3/21	10,892	10,306	21,649	18,866
3/22	12,498	11,723	25,037	19,732
3/23	10,804	10,033	23,101	18,721
3/24	12,335	11,354	30,004	23,089
3/25	13,543	12,352	32,480	22,463

Average Annual Return [Table Text Block]
	6 months	1 Year	5 Year	10 Year
The Gabelli Focused Growth and Income Fund - Class C	2.24%	9.79%	16.71%	3.08%
The Gabelli Focused Growth and Income Fund - Class C (includes sales charge)	1.24%	8.79%	16.71%	3.08%
S&P 500 Index	(1.97)%	8.25%	18.59%	12.50%
S&P Midcap 400	(5.78)%	(2.71)%	16.91%	8.43%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 48,427,239
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 135,398
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$48,427,239 Number of Portfolio Holdings36 Portfolio Turnover Rate20% Management Fees$135,398
Holdings [Text Block]

Top 10 Holdings (% of net assets)

VICI Properties Inc.	8.6%
Energy Transfer LP	8.5%
AT&T Inc.	8.0%
Enterprise Products Partners LP	7.6%
Franklin BSP Realty Trust Inc.	7.0%
Blackstone Mortgage Trust Inc.	5.6%
XPLR Infrastructure LP	4.7%
Dana Inc.	4.2%
Maple Leaf Foods Inc.	4.2%
QVC Group Inc.	4.1%

Portfolio Weighting (% of net assets)

Common Stocks	91.5%
Preferred Stocks	7.9%
U.S. Government Obligations	0.2%
Other Assets and Liabilities (Net)	0.4%

Industry Allocation (% of net assets)

Industry Weighting	.
Energy and Utilities	31.7%
Real Estate Investment Trusts	24.0%
Telecommunications	10.9%
Financial Services	6.8%
Food and Beverage	5.5%
Automotive: Parts and Accessories	5.0%
Health Care	4.3%
Retail	4.1%
Other Industry sectors	7.3%
Other Assets and Liabilities (Net)	0.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000061074
Shareholder Report [Line Items]
Fund Name	The Gabelli Focused Growth and Income Fund
Class Name	Class I
Trading Symbol	GWSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Focused Growth and Income Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Focused Growth and Income Fund - Class I	$41	0.80%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Focused Growth and Income Fund - Class I	S&P 500 Index	S&P Midcap 400
3/15	10,000	10,000	10,000
3/16	8,610	10,178	9,640
3/17	9,317	11,926	11,657
3/18	9,481	13,594	12,935
3/19	8,533	14,885	13,270
3/20	6,594	13,846	10,283
3/21	11,607	21,649	18,866
3/22	13,576	25,037	19,732
3/23	11,933	23,101	18,721
3/24	13,862	30,004	23,089
3/25	15,457	32,480	22,463

Average Annual Return [Table Text Block]
	6 months	1 Year	5 Year	10 Year
The Gabelli Focused Growth and Income Fund - Class I	3.11%	11.51%	18.57%	4.43%
S&P 500 Index	(1.97)%	8.25%	18.59%	12.50%
S&P Midcap 400	(5.78)%	(2.71)%	16.91%	8.43%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 48,427,239
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 135,398
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$48,427,239 Number of Portfolio Holdings36 Portfolio Turnover Rate20% Management Fees$135,398
Holdings [Text Block]

Top 10 Holdings (% of net assets)

VICI Properties Inc.	8.6%
Energy Transfer LP	8.5%
AT&T Inc.	8.0%
Enterprise Products Partners LP	7.6%
Franklin BSP Realty Trust Inc.	7.0%
Blackstone Mortgage Trust Inc.	5.6%
XPLR Infrastructure LP	4.7%
Dana Inc.	4.2%
Maple Leaf Foods Inc.	4.2%
QVC Group Inc.	4.1%

Portfolio Weighting (% of net assets)

Common Stocks	91.5%
Preferred Stocks	7.9%
U.S. Government Obligations	0.2%
Other Assets and Liabilities (Net)	0.4%

Industry Allocation (% of net assets)

Industry Weighting	.
Energy and Utilities	31.7%
Real Estate Investment Trusts	24.0%
Telecommunications	10.9%
Financial Services	6.8%
Food and Beverage	5.5%
Automotive: Parts and Accessories	5.0%
Health Care	4.3%
Retail	4.1%
Other Industry sectors	7.3%
Other Assets and Liabilities (Net)	0.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000002858
Shareholder Report [Line Items]
Fund Name	The Gabelli Focused Growth and Income Fund
Class Name	Class A
Trading Symbol	GWSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Focused Growth and Income Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Focused Growth and Income Fund - Class A	$63	1.25%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.25%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Focused Growth and Income Fund - Class A	The Gabelli Focused Growth and Income Fund - Class A (includes sales charge)	S&P 500 Index	S&P Midcap 400
3/15	10,000	10,000	10,000	10,000
3/16	8,582	8,089	10,178	9,640
3/17	9,245	8,212	11,926	11,657
3/18	9,388	7,860	13,594	12,935
3/19	8,432	6,653	14,885	13,270
3/20	6,496	4,831	13,846	10,283
3/21	11,390	7,984	21,649	18,866
3/22	13,166	8,698	25,037	19,732
3/23	11,501	7,161	23,101	18,721
3/24	13,302	7,806	30,004	23,089
3/25	14,762	8,165	32,480	22,463

Average Annual Return [Table Text Block]
	6 months	1 Year	5 Year	10 Year
The Gabelli Focused Growth and Income Fund - Class A	2.85%	10.97%	17.85%	3.97%
The Gabelli Focused Growth and Income Fund - Class A (includes sales charge)	(3.07)%	4.59%	16.46%	3.36%
S&P 500 Index	(1.97)%	8.25%	18.59%	12.50%
S&P Midcap 400	(5.78)%	(2.71)%	16.91%	8.43%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 48,427,239
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 135,398
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$48,427,239 Number of Portfolio Holdings36 Portfolio Turnover Rate20% Management Fees$135,398
Holdings [Text Block]

Top 10 Holdings (% of net assets)

VICI Properties Inc.	8.6%
Energy Transfer LP	8.5%
AT&T Inc.	8.0%
Enterprise Products Partners LP	7.6%
Franklin BSP Realty Trust Inc.	7.0%
Blackstone Mortgage Trust Inc.	5.6%
XPLR Infrastructure LP	4.7%
Dana Inc.	4.2%
Maple Leaf Foods Inc.	4.2%
QVC Group Inc.	4.1%

Portfolio Weighting (% of net assets)

Common Stocks	91.5%
Preferred Stocks	7.9%
U.S. Government Obligations	0.2%
Other Assets and Liabilities (Net)	0.4%

Industry Allocation (% of net assets)

Industry Weighting	.
Energy and Utilities	31.7%
Real Estate Investment Trusts	24.0%
Telecommunications	10.9%
Financial Services	6.8%
Food and Beverage	5.5%
Automotive: Parts and Accessories	5.0%
Health Care	4.3%
Retail	4.1%
Other Industry sectors	7.3%
Other Assets and Liabilities (Net)	0.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000002855
Shareholder Report [Line Items]
Fund Name	The Gabelli Small Cap Growth Fund
Class Name	Class AAA
Trading Symbol	GABSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Small Cap Growth Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Small Cap Growth Fund - Class AAA	$66	1.37%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.37%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Small Cap Growth Fund - Class AAA	Russell 2000 Index	S&P SmallCap 600 Index	Lipper Small-Cap Core Funds Average
3/15	10,000	10,000	10,000	10,000
3/16	9,474	9,024	9,680	9,372
3/17	11,372	11,390	12,060	11,556
3/18	12,562	12,733	13,590	12,799
3/19	12,421	12,994	13,803	13,008
3/20	9,414	9,877	10,229	9,610
3/21	16,897	19,245	19,981	18,404
3/22	17,730	18,131	20,227	18,754
3/23	17,539	16,026	18,443	17,306
3/24	21,766	19,184	21,381	20,679
3/25	20,981	18,415	20,658	19,980

Average Annual Return [Table Text Block]
	6 months	1 Year	5 Year	10 Year
The Gabelli Small Cap Growth Fund - Class AAA	(7.10)%	(3.61)%	17.39%	7.69%
Russell 2000 Index	(9.18)%	(4.01)%	13.27%	6.30%
S&P SmallCap 600 Index	(9.45)%	(3.38)%	15.09%	7.52%
Lipper Small-Cap Core Funds Average	(7.75)%	(3.38)%	15.76%	7.17%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 1,618,766,480
Holdings Count | Holding	426
Advisory Fees Paid, Amount	$ 8,845,427
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,618,766,480 Number of Portfolio Holdings426 Portfolio Turnover Rate0% Management Fees$8,845,427
Holdings [Text Block]

Top 10 Holdings (% of net assets)

KKR & Co. Inc.	4.6%
AMETEK Inc.	4.0%
Mueller Industries Inc.	3.5%
Crane Co.	3.2%
GATX Corp.	3.1%
Lennar Corp.	2.1%
Graco Inc.	2.1%
Rush Enterprises Inc.	1.7%
The Gorman-Rupp Co.	1.6%
Textron Inc.	1.5%

Portfolio Weighting (% of net assets)

Common Stocks	99.6%
Preferred Stocks	0.2%
Closed-End Funds	0.1%
Other Assets and Liabilities (Net)	0.1%

Industry Allocation (% of net assets)

Industry Weighting	.
Equipment and Supplies	19.8%
Diversified Industrial	12.4%
Retail	6.9%
Financial Services	6.6%
Building and Construction	4.9%
Food and Beverage	4.7%
Automotive: Parts and Accessories	4.4%
Hotels and Gaming	3.7%
Other Industry sectors	36.5%
Other Assets and Liabilities (Net)	0.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000002857
Shareholder Report [Line Items]
Fund Name	The Gabelli Small Cap Growth Fund
Class Name	Class C
Trading Symbol	GCCSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Small Cap Growth Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Small Cap Growth Fund - Class C	$102	2.12%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	2.12%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Small Cap Growth Fund - Class C	The Gabelli Small Cap Growth Fund - Class C (includes sales charge)	Russell 2000 Index	S&P SmallCap 600 Index	Lipper Small-Cap Core Funds Average
3/15	10,000	10,000	10,000	10,000	10,000
3/16	9,403	9,309	9,024	9,680	9,372
3/17	11,202	10,996	11,390	12,060	11,556
3/18	12,281	11,946	12,733	13,590	12,799
3/19	12,053	11,607	12,994	13,803	13,008
3/20	9,065	8,642	9,877	10,229	9,610
3/21	16,155	15,315	19,245	19,981	18,404
3/22	16,825	15,798	18,131	20,227	18,754
3/23	16,519	15,355	16,026	18,443	17,306
3/24	20,343	18,756	19,184	21,381	20,679
3/25	19,469	17,770	18,415	20,658	19,980

Average Annual Return [Table Text Block]
	6 months	1 Year	5 Year	10 Year
The Gabelli Small Cap Growth Fund - Class C	(7.42)%	(4.30)%	16.52%	6.89%
The Gabelli Small Cap Growth Fund - Class C (includes sales charge)	(8.35)%	(5.25)%	16.52%	6.89%
Russell 2000 Index	(9.18)%	(4.01)%	13.27%	6.30%
S&P SmallCap 600 Index	(9.45)%	(3.38)%	15.09%	7.52%
Lipper Small-Cap Core Funds Average	(7.75)%	(3.38)%	15.76%	7.17%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 1,618,766,480
Holdings Count | Holding	426
Advisory Fees Paid, Amount	$ 8,845,427
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,618,766,480 Number of Portfolio Holdings426 Portfolio Turnover Rate0% Management Fees$8,845,427
Holdings [Text Block]

Top 10 Holdings (% of net assets)

KKR & Co. Inc.	4.6%
AMETEK Inc.	4.0%
Mueller Industries Inc.	3.5%
Crane Co.	3.2%
GATX Corp.	3.1%
Lennar Corp.	2.1%
Graco Inc.	2.1%
Rush Enterprises Inc.	1.7%
The Gorman-Rupp Co.	1.6%
Textron Inc.	1.5%

Portfolio Weighting (% of net assets)

Common Stocks	99.6%
Preferred Stocks	0.2%
Closed-End Funds	0.1%
Other Assets and Liabilities (Net)	0.1%

Industry Allocation (% of net assets)

Industry Weighting	.
Equipment and Supplies	19.8%
Diversified Industrial	12.4%
Retail	6.9%
Financial Services	6.6%
Building and Construction	4.9%
Food and Beverage	4.7%
Automotive: Parts and Accessories	4.4%
Hotels and Gaming	3.7%
Other Industry sectors	36.5%
Other Assets and Liabilities (Net)	0.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000061073
Shareholder Report [Line Items]
Fund Name	The Gabelli Small Cap Growth Fund
Class Name	Class I
Trading Symbol	GACIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Small Cap Growth Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Small Cap Growth Fund - Class I	$54	1.12%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.12%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Small Cap Growth Fund - Class I	Russell 2000 Index	S&P SmallCap 600 Index	Lipper Small-Cap Core Funds Average
3/15	10,000	10,000	10,000	10,000
3/16	9,500	9,024	9,680	9,372
3/17	11,430	11,390	12,060	11,556
3/18	12,657	12,733	13,590	12,799
3/19	12,547	12,994	13,803	13,008
3/20	9,533	9,877	10,229	9,610
3/21	17,157	19,245	19,981	18,404
3/22	18,047	18,131	20,227	18,754
3/23	17,895	16,026	18,443	17,306
3/24	22,265	19,184	21,381	20,679
3/25	21,512	18,415	20,658	19,980

Average Annual Return [Table Text Block]
	6 months	1 Year	5 Year	10 Year
The Gabelli Small Cap Growth Fund - Class I	(7.00)%	(3.38)%	17.68%	7.96%
Russell 2000 Index	(9.18)%	(4.01)%	13.27%	6.30%
S&P SmallCap 600 Index	(9.45)%	(3.38)%	15.09%	7.52%
Lipper Small-Cap Core Funds Average	(7.75)%	(3.38)%	15.76%	7.17%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 1,618,766,480
Holdings Count | Holding	426
Advisory Fees Paid, Amount	$ 8,845,427
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,618,766,480 Number of Portfolio Holdings426 Portfolio Turnover Rate0% Management Fees$8,845,427
Holdings [Text Block]

Top 10 Holdings (% of net assets)

KKR & Co. Inc.	4.6%
AMETEK Inc.	4.0%
Mueller Industries Inc.	3.5%
Crane Co.	3.2%
GATX Corp.	3.1%
Lennar Corp.	2.1%
Graco Inc.	2.1%
Rush Enterprises Inc.	1.7%
The Gorman-Rupp Co.	1.6%
Textron Inc.	1.5%

Portfolio Weighting (% of net assets)

Common Stocks	99.6%
Preferred Stocks	0.2%
Closed-End Funds	0.1%
Other Assets and Liabilities (Net)	0.1%

Industry Allocation (% of net assets)

Industry Weighting	.
Equipment and Supplies	19.8%
Diversified Industrial	12.4%
Retail	6.9%
Financial Services	6.6%
Building and Construction	4.9%
Food and Beverage	4.7%
Automotive: Parts and Accessories	4.4%
Hotels and Gaming	3.7%
Other Industry sectors	36.5%
Other Assets and Liabilities (Net)	0.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000002854
Shareholder Report [Line Items]
Fund Name	The Gabelli Small Cap Growth Fund
Class Name	Class A
Trading Symbol	GCASX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Small Cap Growth Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Small Cap Growth Fund - Class A	$66	1.37%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.37%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Small Cap Growth Fund - Class A	The Gabelli Small Cap Growth Fund - Class A (includes sales charge)	Russell 2000 Index	S&P SmallCap 600 Index	Lipper Small-Cap Core Funds Average
3/15	10,000	10,000	10,000	10,000	10,000
3/16	9,474	8,929	9,024	9,680	9,372
3/17	11,370	10,100	11,390	12,060	11,556
3/18	12,561	10,516	12,733	13,590	12,799
3/19	12,419	9,800	12,994	13,803	13,008
3/20	9,412	7,000	9,877	10,229	9,610
3/21	16,896	11,843	19,245	19,981	18,404
3/22	17,731	11,714	18,131	20,227	18,754
3/23	17,537	10,920	16,026	18,443	17,306
3/24	21,767	12,774	19,184	21,381	20,679
3/25	20,979	11,604	18,415	20,658	19,980

Average Annual Return [Table Text Block]
	6 months	1 Year	5 Year	10 Year
The Gabelli Small Cap Growth Fund - Class A	(7.09)%	(3.62)%	17.39%	7.69%
The Gabelli Small Cap Growth Fund - Class A (includes sales charge)	(12.44)%	(9.16)%	16.00%	7.06%
Russell 2000 Index	(9.18)%	(4.01)%	13.27%	6.30%
S&P SmallCap 600 Index	(9.45)%	(3.38)%	15.09%	7.52%
Lipper Small-Cap Core Funds Average	(7.75)%	(3.38)%	15.76%	7.17%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 1,618,766,480
Holdings Count | Holding	426
Advisory Fees Paid, Amount	$ 8,845,427
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,618,766,480 Number of Portfolio Holdings426 Portfolio Turnover Rate0% Management Fees$8,845,427
Holdings [Text Block]

Top 10 Holdings (% of net assets)

KKR & Co. Inc.	4.6%
AMETEK Inc.	4.0%
Mueller Industries Inc.	3.5%
Crane Co.	3.2%
GATX Corp.	3.1%
Lennar Corp.	2.1%
Graco Inc.	2.1%
Rush Enterprises Inc.	1.7%
The Gorman-Rupp Co.	1.6%
Textron Inc.	1.5%

Portfolio Weighting (% of net assets)

Common Stocks	99.6%
Preferred Stocks	0.2%
Closed-End Funds	0.1%
Other Assets and Liabilities (Net)	0.1%

Industry Allocation (% of net assets)

Industry Weighting	.
Equipment and Supplies	19.8%
Diversified Industrial	12.4%
Retail	6.9%
Financial Services	6.6%
Building and Construction	4.9%
Food and Beverage	4.7%
Automotive: Parts and Accessories	4.4%
Hotels and Gaming	3.7%
Other Industry sectors	36.5%
Other Assets and Liabilities (Net)	0.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
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